Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
operating lease right of use assets	$ 21,456		$ 21,456		$ 13,332	$ 2,499
Long-term operating lease liabilities	$ 25,016		$ 25,016		$ 13,272	$ 2,012
Operating Lease, Weighted Average Remaining Lease Term	8 years 9 months 18 days		8 years 9 months 18 days		9 years 3 months 18 days	4 years 8 months 12 days
Operating Lease, Weighted Average Discount Rate, Percent	4.30%		4.30%		3.90%	7.00%
Operating Lease, Payments	$ 1,300		$ 2,200		$ 1,100	$ 700
Operating Lease, Expense	1,000	$ 400	2,700	$ 1,000	1,600	$ 700	$ 500
Maximum [Member]
operating lease right of use assets	9,900		9,900		12,700
Long-term operating lease liabilities	$ 9,900		$ 9,900		$ 13,200